Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2016	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 110,501	$ 106,140
Accounts receivable, net	31,909	33,738
Prepaid expenses and other current assets	6,036	7,362
Total current assets	148,446	147,240
Property and equipment, net	28,597	24,806
Other assets	2,517	3,081
Total assets	179,560	175,127
Current liabilities
Accounts payable	5,531	2,891
Accrued expenses and other current liabilities	16,773	15,110
Deferred revenue	63,089	60,889
Current portion of long-term debt	3,216	4,910
Total current liabilities	88,609	83,800
Deferred revenue, net of current portion	9,237	9,151
Long-term debt	716	1,981
Other non-current liabilities	1,874	2,121
Total liabilities	100,436	97,053
Contingencies (Note 14)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 54,831,388 and 54,216,738 shares issued and outstanding at September 30, 2016 and March 31, 2016, respectively	658	651
Additional paid-in capital	174,883	169,037
Accumulated deficit	(88,029)	(88,576)
Accumulated other comprehensive loss	(8,388)	(3,038)
Total shareholders' equity	79,124	78,074
Total liabilities and shareholders' equity	$ 179,560	$ 175,127